Income Tax - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	0.26%	(0.30%)	(3.96%)
– Non-deductible expenses	(17.90%)	7.31%	9.41%
– Temporary difference not recognized	(0.09%)	0.34%	0.69%
– Tax reduction		(0.02%)	(0.04%)
– Income tax at concessionary rate	0.41%	(0.35%)	(0.67%)
– Tax losses not recognized	(0.52%)
– Under (Over) provision for prior years	8.32%	(0.43%)	0.55%
– Others	(0.05%)		(0.53%)
Effective tax rate	6.93%	23.05%	21.95%